Financial risk management - Categories of financial instruments and risk management policies (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit and interest rate | Cash and cash equivalents and other investments held to maturity
Financial risk management
Financial Assets	$ 5,987,164	$ 2,948,804	$ 3,429,873
Credit and exchange rate | Receivables, net
Financial risk management
Financial Assets	1,085,670	833,643	757,756
Interest rate, exchange rate and liquidity | Short-term and long-term debt
Financial risk management
Financial Liabilities	7,696,622	4,513,503	4,549,575
Liquidity | Trade accounts payable
Financial risk management
Financial Liabilities	213,207	204,048	196,791
Employee statutory profit-sharing payable	31,365	4,700	12,883
Liquidity | Accrued interest
Financial risk management
Financial Liabilities	73,489	44,295	42,438
Liquidity | Short-term and long-term financial leasing
Financial risk management
Financial Liabilities	224,736	194,763	220,860
Liquidity | Accounts payable to related parties
Financial risk management
Financial Liabilities	$ 269,249	$ 167,704	$ 187,515